TAXES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income tax rate	17.00%
Income tax expense
Annual efficient tax rate
Uncertain tax benefit	0
Income tax penalties	$ 0	$ 0
SINGAPORE
Income tax rate	17.00%